Recently Issued Accounting Pronouncements	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 28, 2024
NV5 Global, Inc. [Member]
Recently Issued Accounting Pronouncements [Line Items]
Recently Issued Accounting Pronouncements

Note 3 – Recently Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

None.

Accounting Pronouncements Not Yet Adopted

Income Taxes

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). This ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliations as well as additional information on income taxes paid. This ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Company evaluated the impact of adopting ASU 2023-09 and expects it to result in additional disclosures when adopted.

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (“ASU 2024-03”). This ASU requires disclosure of specified information about certain costs and expenses. The amendments in this update also provide guidance on the disaggregation of certain expense captions presented on the face of the Company’s income statement into specified categories in the Notes of the Consolidated Financial Statements. The new disclosure requirements are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact of adopting ASU 2024-03 on its current disclosures.

Note 3 – Recently Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

Segment Reporting

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of the segment’s profit or loss in assessing performance and deciding how to allocate resources. This ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU is to be applied retrospectively to all prior periods presented in the financial statements. The Company has adopted this ASU which resulted in additional disclosures to Note 18, Reportable Segments.

Accounting Pronouncements Not Yet Adopted

Income Taxes

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (“ASU 2023-09”). This ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliations as well as additional information on income taxes paid. This ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. The Company evaluated the impact of adopting ASU 2023-09 and expects it to result in additional disclosures when adopted.

SEC Climate Disclosures

In March 2024, the SEC adopted rules to enhance and standardize disclosures related to the impacts and risks of climate-related matters. Under the new rules, an entity will be required to disclose information about climate-related risks that have materially impacted, or are likely to have a material impact, on its business strategy, results of operations, or financial condition. In addition, certain disclosures related to severe weather events, other natural conditions, and material greenhouse gas emissions will be required in the audited financial statements. This guidance is effective prospectively and is effective for annual periods beginning with the year ending December 31, 2025, or in the case of the Company the fiscal year ending January 3, 2026. On April 4, 2024, the SEC announced that it will stay implementation of its final rule pending the results of a legal challenge.

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (“ASU 2024-03”). This ASU requires disclosure of specified information about certain costs and expenses. The amendments in this update also provide guidance on the disaggregation of certain expense captions presented on the face of the Company’s income statement into specified categories in the Notes of the Consolidated Financial Statements. The new disclosure requirements are effective for fiscal years beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact of adopting ASU 2024-03 on its current disclosures.